UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2018

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 40.7%
Federal Home Loan Mortgage Corporation - 7.0%
194,154	4.00	7/1/25	199,174
1,020,282	5.00	5/1/42	1,093,178
1,227,221	5.00	9/1/43	1,319,859
54,569	5.82	10/1/37	58,312
474,117	6.50	12/1/34	518,069
2,089,942	6.50	11/1/35	2,330,232
251,303	6.88	2/17/31	278,520
66,354	7.00	8/1/27	68,206
24,066	7.00	10/1/27	24,139
968,310	7.00	4/1/28	1,034,598
7,927,500	7.00	12/1/31	8,805,153
512,599	7.00	2/1/37	556,685
6,313,873	7.00	10/1/37	7,323,904
3,035,073	7.00	10/1/38	3,496,665
705,986	7.00	1/1/39	810,195
84,163	7.38	12/17/24	88,169
106,541	7.50	1/1/31	109,736
608,184	7.50	1/1/32	679,062
358,058	7.50	8/1/32	381,465
45,781	7.50	10/1/38	48,007
12,762	7.95	10/1/25	12,780
14,845	7.95	11/1/25	14,865
74,575	8.00	5/1/31	79,417
71,573	8.00	11/1/36	80,832
153,935	8.00	1/1/37	178,916
214,701	8.50	12/1/21	223,724
186,397	8.50	6/20/27	210,727
40,502	8.50	12/1/29	43,530
112,948	8.50	3/1/31	127,625
16,042	9.00	11/1/25	16,298
48,179	9.00	3/20/27	48,355
145,187	9.00	2/17/31	145,839
130,452	9.00	5/1/31	143,329
31,830	9.50	12/17/21	31,792
5,499	10.00	9/1/20	5,521
9,083	10.00	3/1/21	9,121
33,829	10.00	3/17/25	34,049
7,779	10.00	3/25/25	7,799
27,120	10.00	7/1/30	27,395
4,283	10.50	6/1/19	4,287
1,376	11.00	8/25/20	1,384

			30,670,913

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 19.7%
5,784,164	4.50	4/1/48		6,090,099
414,502	5.50	6/1/33		437,827
99,696	5.61	11/1/22		99,602
944,894	5.93	5/1/35		976,275
2,825,846	5.96	6/1/28		3,217,010
734,108	6.00	11/1/34		800,842
192,761	6.00	5/1/37		207,221
98,001	6.00	9/1/37		105,201
258,288	6.00	11/1/37		268,124
2,313,494	6.00	4/1/38		2,524,310
7,680,404	6.00	5/1/41		8,378,191
2,402,268	6.08	11/1/43		2,620,867
16,017	6.50	1/1/22		16,262
2,048,555	6.50	2/1/29		2,215,684
324,221	6.50	3/1/29		342,660
5,054,229	6.50	12/1/30		5,619,978
376,965	6.50	6/1/31		418,673
64,829	6.50	8/1/34		69,675
1,039,456	6.50	12/1/36		1,163,301
311,450	6.50	1/1/39		340,361
5,371,233	6.50	4/1/39		6,023,908
3,863,398	6.50	6/1/40		4,393,549
1,812,700	6.50	9/1/40		2,092,252
1,289,943	6.75	6/1/32		1,460,644
32,521	1 Mo. Libor + 2.28, 6.95%	8/1/21	[1]	31,708
1,241,825	6.95	6/1/40		1,360,371
28,275	7.00	9/1/21		28,947
95,828	7.00	3/1/22		98,637
133,714	7.00	6/1/22		137,717
59,328	7.00	1/1/24		61,726
37,692	7.00	2/1/26		39,302
88,307	7.00	9/1/27		93,029
46,004	7.00	10/1/27		48,834
210,892	7.00	11/1/27		231,662
40,511	7.00	1/1/28		42,928
40,993	7.00	10/1/32		44,097
5,149,778	7.00	12/1/32		5,914,084
103,024	7.00	7/1/33		111,934
3,015,158	7.00	12/1/33		3,452,818
134,856	7.00	7/1/34		150,869
640,767	7.00	3/1/37		746,632
998,993	7.00	10/1/37		1,161,246
39,806	7.00	12/1/37		42,594
739,188	7.00	11/1/38		875,027
7,889,838	7.00	3/1/39		9,182,529
908,618	7.00	5/1/39		1,039,320
1,811,313	7.00	1/1/40		2,070,197
639,588	7.00	9/1/47		678,795
30,355	7.50	6/1/22		31,200
16,180	7.50	8/1/22		16,354
33,985	7.50	12/1/22		34,450
37,837	7.50	3/1/23		38,175

See accompanying notes to schedule of investments.

DECEMBER 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

197,841	7.50	4/1/32	218,960
10,692	7.50	8/1/32	10,875
225,706	7.50	1/1/34	246,556
1,076,719	7.50	10/1/37	1,275,530
1,945,429	7.50	11/1/38	2,238,735
22,487	7.60	7/20/30	22,664
72,043	8.00	10/1/23	73,900
270,068	8.00	6/1/25	285,900
8,267	8.00	7/20/28	8,327
110,153	8.00	2/1/31	124,151
94,817	8.00	1/1/32	104,017
316,347	8.00	11/1/37	357,223
334,334	8.00	3/1/38	389,477
115,904	8.08	11/15/31	127,906
5,657	8.33	7/15/20	5,725
88,002	8.50	11/1/26	91,748
110,162	8.50	3/1/28	120,974
71,706	8.50	10/1/28	81,463
37,025	8.50	11/1/28	40,725
228,695	8.50	4/1/29	252,576
49,150	8.50	10/1/29	49,525
98,902	8.50	7/1/30	110,529
68,267	8.50	8/1/30	81,148
256,719	8.50	4/1/32	306,538
349,956	8.50	1/1/37	412,353
20,149	8.94	8/20/25	20,408
23,995	9.00	9/1/24	24,200
13,050	9.00	6/15/25	13,219
52,228	9.00	6/1/30	56,751
45,454	9.00	7/1/30	46,610
33,301	9.00	10/1/30	36,313
175,096	9.00	2/1/31	198,496
22,131	9.00	7/1/31	22,163
65,501	9.00	10/1/31	75,407
78,852	9.00	8/1/37	87,816
24,091	9.00	1/1/38	24,259
167,471	9.00	2/1/38	180,022
29,389	9.01	5/15/28	29,830
8,955	9.24	3/15/22	9,050
11,278	9.50	3/1/20	11,478
16,655	9.50	7/1/20	17,021
350	9.50	12/15/20	353
1,042	9.50	4/15/21	1,071
24,695	9.50	8/1/24	25,015
175,614	9.50	5/1/29	200,178
37,567	9.50	4/1/30	41,830
162,571	9.50	8/1/31	184,040
1,033	10.00	8/15/20	1,041
52,401	10.00	2/1/28	57,755
154,911	10.00	6/1/30	175,446
4,732	10.50	6/1/28	4,741
426	10.96	7/15/20	427

			86,230,163

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Government National Mortgage Association - 12.9%
212,558	4.00	12/15/24		217,687
695,486	4.00	10/20/30		717,995
10,980,835	4.00	8/20/31		11,336,373
995,070	4.00	12/20/31		1,027,326
861,616	4.25	10/20/31		896,207
516,224	4.25	3/20/37		536,858
2,470,834	4.75	9/20/31		2,609,662
95,515	5.50	9/15/25		100,936
1,281,396	5.50	5/15/29		1,354,405
2,935,832	5.75	2/15/29		3,129,648
953,320	5.75	10/20/31		1,023,044
614,836	6.00	9/15/33		663,407
521,383	6.00	2/20/47		554,923
5,089,391	6.00	7/20/47		5,412,903
83,222	6.25	12/15/23		89,719
911,604	6.25	4/15/29		983,113
169,159	6.50	11/15/23		177,320
303,902	6.50	4/15/24		317,952
1,087,450	6.50	2/20/28		1,216,764
631,597	6.50	2/20/29		675,686
1,223,960	6.50	11/20/29		1,368,827
3,882,177	6.50	2/15/35		4,339,556
17,469	6.50	12/20/38		18,007
388,752	6.50	1/20/39		438,354
257,463	6.50	2/20/39		291,256
423,770	6.50	4/20/39		474,765
607,511	6.50	6/20/39		684,420
841,122	6.50	8/20/39		934,301
580,796	6.50	4/20/43		648,637
6,127,165	7.00	8/15/29		6,869,220
6,416,649	7.00	10/15/29		7,215,627

				56,324,898

Small Business Administration - 1.1%
1,497,141	5.33	8/25/36		1,575,473
3,275,674	5.33	9/25/36		3,439,951
				5,015,424

Total Mortgage Pass-Through Securities (cost: $179,529,798)				178,241,398

U.S. Treasury / Federal Agency Securities - 1.1%
United States Treasury Strip Principal:
6,000,000	2.91	11/15/27	[6]	4,732,048

Total U.S. Treasury / Federal Agency Securities (cost: $4,643,853)

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 54.0%
Federal Home Loan Mortgage Corporation - 14.3%
611,142	5.00	2/15/23		624,079
2,065,060	5.49	7/25/32	[1]	2,200,880
605,587	5.53	5/15/38	[1]	641,201
6,539	6.00	9/15/21		6,687
1,708,454	6.00	1/15/33		1,939,164
2,919,083	6.00	9/15/42		3,280,481
40,250	6.25	5/15/29		43,033
177,073	6.50	9/15/23		187,011
68,845	6.50	3/15/24		73,414
22,598	6.50	2/15/30		24,518
1,233,073	6.50	8/15/31		1,369,564
382,559	6.50	1/15/32		416,555
94,325	6.50	3/15/32		102,459
511,674	6.50	6/25/32		562,885
155,564	6.50	7/15/32		170,712
6,711,159	6.50	5/15/33		7,480,991
1,165,340	6.50	5/15/35		1,314,023
652,236	6.50	8/15/39		736,306
739,013	6.50	2/25/43		844,834
679,107	6.50	3/25/43		755,735
811,079	6.50	7/25/43		922,086
703,407	6.50	10/25/43		815,786
5,700,138	6.50	8/15/45		6,651,434
24,101	6.70	9/15/23		25,622
195,690	6.95	3/15/28		213,130
28	7.00	12/15/20		28
2,664	7.00	3/15/21		2,690
37,902	7.00	10/15/22		39,676
10,541	7.00	11/15/22		10,986
361,518	7.00	3/25/23		376,775
15,255	7.00	4/15/23		16,079
65,120	7.00	7/15/23		69,315
103,167	7.00	1/15/24		109,961
87,276	7.00	3/15/24		92,705
119,831	7.00	8/15/25		129,517
108,443	7.00	9/15/26		117,767
161,650	7.00	6/15/29		178,761
1,289,284	7.00	8/15/29		1,360,993
494,455	7.00	10/20/29		557,396
930,865	7.00	11/15/29		959,696
2,243,485	7.00	12/15/29		2,299,845
134,601	7.00	1/15/30		150,156
323,832	7.00	10/15/30		367,021
176,754	7.00	7/15/31		197,647
133,480	7.00	4/15/32		147,247
761,867	7.00	5/15/32		859,541
4,113,063	7.00	8/15/41		4,508,054
2,439,113	7.00	2/25/43		2,783,668
870,976	7.00	3/25/43		973,100
986,188	7.00	7/25/43		1,143,938
1,985,605	7.00	9/25/43		2,307,260

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

34,029	7.50	10/15/21		35,223
94,631	7.50	7/15/22		98,541
163,346	7.50	3/15/23		172,685
597,613	7.50	4/15/23		634,160
71,926	7.50	9/20/26		79,912
356,429	7.50	3/15/28		399,799
430,267	7.50	9/15/29		488,644
175,853	7.50	12/15/29		195,890
249,070	7.50	6/15/30		284,362
378,822	7.50	8/15/30		423,496
489,789	7.50	9/15/30		562,945
140,603	7.50	11/15/30		159,000
3,288,811	7.50	6/15/34		3,816,308
1,307,544	7.50	8/25/42	[1]	1,548,248
985,655	7.50	9/25/43		1,137,109
44,877	8.00	7/15/21		45,495
669,777	8.00	2/15/23		711,506
48,662	8.00	4/25/24		51,893
165,493	8.00	2/15/27		186,666
175,567	8.00	11/20/29		200,699
234,850	8.00	1/15/30		269,487
11,972	8.25	6/15/22		12,731
28,047	8.30	11/15/20		29,007
9,139	8.50	10/15/22		9,318
134,804	8.50	3/15/25		150,597
35,564	8.50	3/15/32		40,007
340	9.15	10/15/20		347
626	9.50	2/15/20		624

				62,907,111

Federal National Mortgage Association - 25.7%
868,760	3.81	8/25/43	[1]	878,067
359,766	4.55	6/25/43		375,275
999,320	5.00	6/25/43		1,050,838
817,535	5.36	6/25/42		881,370
1,117,665	5.50	9/25/33		1,195,882
4,437,034	5.50	6/25/40		4,939,131
1,481,461	5.57	12/25/53	[1]	1,638,082
1,051,339	5.81	8/25/43		1,125,666
960,100	5.84	7/25/37	[1]	903,176
1,130,063	5.89	12/25/42	[1]	1,211,234
2,309,709	6.00	5/25/30		2,541,865
3,196,508	6.00	5/25/36		3,580,640
2,749,725	6.00	11/25/43		3,017,101
276,982	6.00	8/25/45		302,657
3,584,417	6.00	2/25/48		4,117,068
1,215,848	6.34	8/25/47	[1]	1,309,374
326,492	6.50	8/20/28		345,777
176,327	6.50	3/25/32		197,511
425,777	6.50	6/25/32		477,388
343,509	6.50	7/25/36		385,608
134,672	6.50	9/25/36		146,988
300,588	6.50	3/25/42		331,340
1,924,558	6.50	5/25/42		2,161,957

See accompanying notes to schedule of investments.

DECEMBER 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,156,812	6.50	7/25/42		5,714,991
410,161	6.50	9/25/42		455,554
901,856	6.50	11/25/42		990,067
4,601,770	6.50	7/25/44		5,089,792
544,730	6.57	9/25/37	[1]	607,737
382,715	6.68	2/25/45	[1]	433,593
4,129,511	6.75	6/25/32		4,668,941
726,892	6.75	4/25/37		793,658
107,781	6.85	12/18/27		118,370
486,314	6.93	8/25/37	[1]	508,000
2,391	7.00	1/25/21		2,436
10,694	7.00	7/25/22		11,098
21,092	7.00	11/25/22		22,151
39,447	7.00	12/25/22		41,704
28,547	7.00	6/25/23		29,946
788,792	7.00	4/25/24		833,385
244,634	7.00	9/18/27		268,043
4,793,059	7.00	5/25/31		5,382,395
401,154	7.00	9/25/40		478,791
686,120	7.00	10/25/41		760,908
335,442	7.00	11/25/41		383,882
434,741	7.00	12/25/41		486,339
1,180,930	7.00	1/25/42		1,328,403
1,233,924	7.00	7/25/42		1,396,470
2,045,101	7.00	10/25/42	[1]	2,224,208
3,073,585	7.00	2/25/44		3,457,326
150,302	7.00	8/25/44		170,789
42,947	7.50	8/20/27		47,691
290,397	7.50	10/25/40		322,578
822,716	7.50	11/25/40		908,578
897,964	7.50	6/19/41	[1]	1,010,547
1,928,942	7.50	7/25/41		2,204,200
1,292,464	7.50	8/25/41		1,476,762
3,900,773	7.50	10/25/41		4,432,458
364,109	7.50	11/25/41		418,100
645,502	7.50	1/25/42		737,462
3,169,040	7.50	2/25/42	[1]	3,439,232
4,312,596	7.50	5/25/42		5,002,363
467,692	7.50	6/25/42		527,110
3,826,738	7.50	8/25/42	[1]	4,460,866
1,417,551	7.50	2/25/44		1,631,222
862,202	7.50	3/25/44		956,722
991,011	7.50	5/25/44		1,148,735
65,691	7.50	10/25/44		74,690
6,035,280	7.50	1/25/48		6,961,360
58,324	8.00	7/25/22		61,561
71,084	8.00	7/18/27		79,152
602,924	8.00	7/25/44		683,639
823,984	8.01	11/25/37	[1]	948,374
442,708	8.11	11/25/37	[1]	510,029
16,119	8.50	1/25/21		16,288
10,129	8.50	9/25/21		10,498

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

16,968	8.50	1/25/25		18,601
683,251	8.50	6/25/30		790,625
61,010	8.52	10/25/42	[1]	74,278
3,384	8.70	12/25/19		3,429
805	8.75	9/25/20		830
5,706	8.95	10/25/20		5,895
2,772	9.00	12/25/19		2,814
441	9.00	3/25/20		451
15,810	9.00	5/25/20		16,225
1,155	9.00	6/25/20		1,189
932	9.00	7/25/20		956
3,737	9.00	9/25/20		3,869
2,829	9.00	10/25/20		2,931
55,758	9.00	1/25/21		57,917
11,841	9.00	8/25/22		12,822
90,880	9.00	11/25/28		101,748
493,267	9.00	6/25/30		588,834
84,427	9.00	10/25/30		100,672
942	9.25	1/25/20		946
178,874	9.36	6/25/32	[1]	200,599
3,976	9.50	3/25/20		4,077
593	9.50	4/25/20		606
5,441	9.50	11/25/20		5,647
103,225	9.50	11/25/31		119,450
292,926	9.50	12/25/41		346,004
10,033	9.60	3/25/20		10,249
1,421,780	10.90	9/25/42	[1]	1,810,960
449,310	11.40	6/25/44	[1]	509,108
24,827	22.28	3/25/39	[1]	33,688

				112,668,609

Government National Mortgage Association - 11.5%
500,000	5.50	9/20/39		576,987
3,515,057	5.52	11/20/45	[1]	3,847,586
7,130,737	5.67	4/20/40	[1]	7,936,468
984,869	5.99	11/20/43	[1]	1,076,691
253,664	6.00	12/16/29		253,276
2,749,017	6.00	11/20/33		2,994,977
785,635	6.00	12/20/35		877,304
508,150	6.00	3/20/42		561,896
1,025,046	6.00	6/20/43		1,118,426
1,346,758	6.11	10/20/40	[1]	1,496,373
2,868,693	6.13	1/20/39	[1]	3,245,429
603,420	6.40	4/20/37	[1]	664,042
367,159	6.50	5/16/32		410,952
1,509,158	6.50	7/20/32		1,610,585
316,448	6.50	9/16/38		348,693
3,253,495	6.50	6/20/41	[1]	3,650,972
1,084,147	6.55	7/20/39	[1]	1,224,050
1,725,169	6.65	9/20/44	[1]	1,954,480
634,292	6.66	4/20/39	[1]	722,998
1,583,519	6.90	8/20/40	[1]	1,814,586
1,072,719	6.98	6/20/45	[1]	1,210,498

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

737,613	7.00	6/20/26		737,175
183,832	7.00	9/16/33		209,212
594,458	7.00	5/20/42		670,427
3,049,171	7.00	10/20/48		3,546,048
1,047,389	7.13	12/20/33	[1]	1,182,210
2,165,020	7.30	8/20/38	[1]	2,437,882
2,796,253	7.47	7/20/44	[1]	3,155,439
766,557	7.49	7/16/24		858,705
63,932	7.50	5/16/27		63,828

				50,458,195

Vendee Mortgage Trust - 2.5%
2,625,187	6.50	8/15/31		2,949,313
1,221,558	6.50	10/15/31		1,369,452
1,766,018	6.71	3/15/25	[1]	1,965,952
1,044,373	6.75	2/15/26		1,145,755
1,118,222	7.00	3/15/28		1,241,490
194,200	7.25	9/15/22		198,526
386,338	7.25	9/15/25		424,163
591,536	7.75	5/15/22		621,430
536,471	7.75	9/15/24		579,670
189,754	8.00	2/15/25		211,070
106,357	8.29	12/15/26		118,592

				10,825,413

Total Collateralized Mortgage Obligations (cost: $237,396,225)				236,859,328

Asset-Backed Securities - 2.1%
Federal Home Loan Mortgage Corporation - 0.4%
787	6.09	9/25/29	[1]	770
1,346,043	7.16	7/25/29		1,471,852

				1,472,622

Federal National Mortgage Association - 0.5%
15,956	1 Mo. Libor + 0.34, 2.85%	11/25/32	[1]	15,629
510,684	4.66	9/26/33	[14]	555,375
172,664	5.00	10/25/33	[14]	176,957
1,188,461	5.75	2/25/33	[14]	1,235,892
4,178	6.47	10/25/31	[14]	4,302
21,972	6.50	5/25/32	[14]	22,261
258,347	6.59	10/25/31	[14]	274,292
1,454	6.83	7/25/31	[14]	1,439
8,661	7.80	6/25/26	[1]	9,638

				2,295,785

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration - 1.2%
2,319,629	5.87	7/1/28	2,471,167
1,944,504	6.02	8/1/28	2,086,296
287,478	7.13	10/1/20	291,051
281,848	7.33	8/1/20	285,525
193,062	8.03	5/1/20	196,531

			5,330,570

Total Asset-Backed Securities (cost: $9,029,949)			9,098,977

Put Options Purchased [10,19] - 0.0% (cost: $1,288,725)			91,219

Quantity	Name of Issuer		Fair Value ($)
Short-Term Securities - 0.1%
470,731 Fidelity Inst. Money Mkt. Gvt. Fund, 2.25%			470,731

(cost: $470,731)
Total Investments in Securities - 98.0% (cost: $432,359,281)			429,493,701

Other Assets and Liabilities, net - 2.0%			8,613,050

Total Net Assets - 100.0%			$438,106,751

[1]

Variable rate security. Rate disclosed is as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2018.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2018.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

DECEMBER 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Sit U.S. Government Securities Fund (Continued)

(19) Options outstanding as of December 31, 2018 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	2,919	112.25	March 2019	Societe Generale	327,657,750	1,288,725	91,219

A summary of the levels for the Fund’s investments as of December 31, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	178,241,398	—	178,241,398
U.S. Treasury / Federal Agency Securities	—	4,732,048	—	4,732,048
Collateralized Mortgage Obligations	—	236,859,328	—	236,859,328
Asset-Backed Securities	—	9,098,977	—	9,098,977
Put Options Purchased	91,219	—	—	91,219
Short-Term Securities	470,731	—	—	470,731

	561,950	428,931,751	—	429,493,701

See accompanying notes to schedule of investments.

6

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Fund used Treasury option contracts traded on a U.S. exchange. Risks of entering into option contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2018, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount

U.S. Government Securities Fund
Purchased put options	$706,879	—	$161,799,563
Written call options	—	$435,503	165,157,128

The number of open option contracts outstanding as of December 31, 2018 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2018

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$91,219	—

7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2018 (Continued)

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2018 is included with the Fund’s schedule of investments.

At December 31, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities - Investments	$4,770,282	($7,635,862)	($2,865,580)	$432,359,281

DECEMBER 31, 2018	8

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2019

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2019